Bullion (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bullion [Line Items]
Bullion	$ 19,191	$ 0
Gain on bullion	640	$ 0
Cost
Bullion [Line Items]
Bullion	18,674
Cost | Gold bullion
Bullion [Line Items]
Bullion	5,535
Cost | Silver bullion
Bullion [Line Items]
Bullion	13,139
Fair value
Bullion [Line Items]
Bullion	19,191
Fair value | Gold bullion
Bullion [Line Items]
Bullion	5,743
Fair value | Silver bullion
Bullion [Line Items]
Bullion	$ 13,448